RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Trade receivables	$ 5,477	$ 5,723
Other accounts receivable and prepaid expenses	1,411	3,092
Liabilities:
Trade Payables	1,524	2,257
Other accounts payable and accrued expenses	1,739	1,795
Balances With Related Parties [Member]
Assets:
Trade receivables	2	11
Other accounts receivable and prepaid expenses
Liabilities:
Trade Payables	155	159
Other accounts payable and accrued expenses	$ 11	$ 46